OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER LIABILITIES [Abstract]
Schedule of other liabilities

Balance, December 31, 2020 and 2021	$—
Recognition of liability (Note 9)	2,479
Accretion	18
Balance, December 31, 2022	$2,497

Current other liabilities	$1,806
Long-term other liabilities	691
Total other liabilities, December 31, 2022	$2,497